Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Derivative Financial Instruments

	Assets		Liabilities
	2018	2017	2018	2017
	RMB million	RMB million	RMB million	RMB million
At December 31
Forward currency contracts	—	—	29	311
Interest rate swaps	223	151	—	14

Total	223	151	29	325
Less: current portion
– Forward currency contracts	—	—	29	311
– Interest rate swaps	1	—	—	13

Non-current portion	222	151	—	1

Summary of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments

	Maturity
	Less than	3 to 6	6 to 9	9 to 12	Over 1
	3 months	months	months	months	years	Total
As at December 31, 2018
Forward currency contracts (capital expenditures)
Notional amount (in RMB million)	1,077	—	672	2,746	—	4,495
Average forward rate (RMB/USD)	6.9542	—	6.9336	6.9000	—	6.9180
Interest rate swaps (obligations under finance leases)
Notional amount (in RMB million)	—	33	32	—	7,501	7,566
Hedged rate (%)	—	1.8574	1.9100	—	1.6886	1.6903

Summary of Impacts of Hedging Instruments on Statement of Financial Position

The impacts of the hedging instruments on the statement of financial position are as follows:

	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring hedge ineffectiveness for the year
	RMB million	RMB million		RMB million
As at December 31, 2018
Forward currency contracts	4,495	(29)	Derivative financial instruments (liabilities)	(28)
Interest rate swaps	7,566	223	Derivative financial instruments (assets)	92

Summary of impacts of Hedged Items on Statement of Financial Position

The impacts of the hedged items on the statement of financial position are as follows:

	Change in fair value used for measuring hedge ineffectiveness for the year	Cash flow hedge reserve
	RMB million	RMB million
As at December 31, 2018
Capital expenditures	29	(29)
Obligations under finance leases	(95)	223

	(66)	194

Summary of Effects of Cash Flow Hedge on Statement of Profit or Loss and Statement of Comprehensive Income

The effects of the cash flow hedge on the statement of profit or loss and the statement of comprehensive income are as follows:

	Total hedging gain/(loss)			Hedge		Amount reclassified from other			Line item
	recognized in other comprehensive income			ineffectiveness	Line item in the	comprehensive income to profit or loss			(gross amount) in
	Gross	Tax		recognized in	statement	Gross	Tax		the statement of
	amount	effect	Total	profit or loss	of profit or loss	amount	effect	Total	profit or loss
	RMB million	RMB million	RMB million	RMB million		RMB million	RMB million	RMB million
Year ended December 31, 2018
Capital expenditures	(28)	7	(21)	—	N/A	(1)	—	(1)	Finance Costs
Obligations under finance leases	92	(23)	69	—	N/A	(6)	2	(4)	Finance Costs